Selling expenses	12 Months Ended
Dec. 31, 2023
Disclosure of selling expenses [Abstract]
Selling expenses
Note 6 – Selling expenses

	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1		2 0 2 3
	NIS	NIS	NIS		US Dollars

Salaries and related expenses	22,728	22,167		22,597	6,266
Transportation and maintenance	22,048	20,682		19,589	6,079
Advertising and promotion	11,923	14,919		9,225	3,287
Personnel services	4,388	3,344	(*)	1,890	1,210
Vehicles	3,793	3,898		3,165	1,046
Depreciation and amortization	2,923	2,713		2,899	806
Share based payment expense	435	436		-	120
Others	5,978	5,947	(*)	6,504	1,648
	74,216	74,106		65,869	20,462

(*) Reclassified